Transactions and Balances with Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 6:- TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Balances with related parties:

	June 30, 2024			December 31, 2023
	Key management personnel	Other related parties		Key management personnel	Other related parties
Current assets	$-	$15		$-	$121
Non-current assets	$-	$2,554	(*)	$-	$108
Current liabilities	$167	$-		$95	$-

(*)	See note 5.

b.	Transactions with related parties (not including amounts described in Note 6c):

	Six months ended		Year ended
	June 30,		December 31,
	2024	2023	2023
Research and development expenses	$26	$-	$40
Sale of minority interest in subsidiary	$-	$-	$2,985	(*)

(*)	Sale of approximately 49% of the outstanding shares of Scisparc Nutraceuticals Inc. to Jeffs’ Brands Holdings Inc.

c.	Benefits to key management personnel (including directors):

	Six months ended		Year ended
	June 30,		December 31,
	2024	2023	2023
Short-term benefits	$438	$585	$1,204

Management fees	$60	$80	$220

Cost of share-based payment	$11	$54	$84

d.

On February 23, 2023, the Company entered into an agreement with Jeffs’ Brands Ltd. (“Jeffs’ Brands”) and Jeffs’ Brands Holdings Inc. (“Jeffs’ Holdings”), a newly-formed wholly owned subsidiary of Jeffs’ Brands, in which Jeffs’ Holdings acquired from the Company common stock of SciSparc Nutraceuticals equal to approximately a 49% for a cash consideration of $2,500. In consideration, the Company received from Jeffs’ Brands an additional amount accounting for certain purchase price adjustments related to inventory and working capital. Mr. Oz Adler, the Company’s Chief Executive Officer and Chief Financial Officer, is the chairman of the board of directors of Jeffs’ Brands.

e.

On March 7, 2022, the Company entered into a cooperation agreement with Clearmind Medicine Inc. (“Clearmind”) in which the Company and Clearmind test and integrate their core technologies with a view to developing novel psychedelic drug candidates (the “Cooperation Agreement”). Dr. Adi Zuloff-Shani, our Chief Technologies Officer, Mr. Amitai Weiss, our President, and Mr. Adler, our Chief Executive Officer and Chief Financial Officer serve as officers and directors of Clearmind.

During the six-month period ended June 30, 2024, the Company recognized expenses in respect of the Cooperation Agreement in the amount of $26.

f.	Mr. Weiss, our chairman of the board of directors, is the chairman of the board of directors of AutoMax (see Note 5).

NOTE 24:-	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Balances with related parties:

	December 31, 2023		December 31, 2022
	Key management personnel	Other related parties	Key management personnel	Other related parties
Current assets	$-	$121	$-	$-
Non-current assets	$-	$108	$-	$-
Current liabilities	$95	$-	$70	$55

b.	Transactions with related parties (not including amounts described in Note 24c):

	Year ended December 31,
	2023	2022	2021
Research and development expenses	$40	$208	$-
Sale of minority interest in subsidiary	$2,985	$-	$-

c.	Benefits to key management personnel (including directors):

	Year ended December 31,
	2023	2022	2021
Short-term benefits	$1,204	$1,940	$962

Management fees (see also note 25a)	$220	$-	$-

Cost of share-based payment	$84	$779	$43

d.

On February 23, 2023, the Company entered into an agreement with Jeffs’ Brands and Jeffs’ Brands Holdings Inc. (“NewCo Inc.”), a newly-formed wholly owned subsidiary of Jeffs’ Brands. Mr. Oz Adler, our Chief Executive Officer and Chief Financial Officer, is the chairman of the board of directors of Jeffs’ Brands (see also note 25a).

e.

On March 7, 2022, we entered into the Cooperation Agreement with Clearmind, a company in which Dr. Adi Zuloff-Shani, our Chief Technologies Officer, Mr. Weiss, our President, and Mr. Adler, our Chief Executive Officer and Chief Financial Officer serve as officers and directors (the “Cooperation Agreement”).

During the years ended December 31, 2023 and 2022, the Company recognized expenses in respect of the Cooperation Agreement in the amount of $40 and $208, respectively.

On November 17, 2022, we invested $1.5 million in Clearmind in connection with its initial public offering on the Nasdaq Capital Market, in exchange for 7,692 common shares of Clearmind, representing 9.33% of the outstanding share capital of Clearmind (see also note 8).

f.	Mr. Amitai Weiss, our chairman of the board of directors, is the chairman of the board of directors of AutoMax (see Note 8b).